Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income (expenses), net
Deductible donations	R$ (2,322)	R$ (300)	R$ (300)
Contractual indemnities	(252)	(364)	(85)
Modification of lease contracts	4,625	379	3,052
Other revenues	5,477	730	743
Other expenses	(9,848)	(380)	(2,898)
Total	(2,320)	R$ 65	R$ 512
Delayed payment fine	4,657
Permanent asset written down	R$ 2,777